UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2009 - June 30, 2010

Courtney R. Taylor
Capital Research and Management Company
6455 Irvine Center Drive
Irvine, California 92618
(Name and Address of Agent for Service)

ITEM 1 – Proxy Voting Record

Fund Name : Capital Private Client Services Funds – Capital Core Municipal Fund
Fund Name : Capital Private Client Services Funds – Capital Short-Term Municipal Fund
Fund Name : Capital Private Client Services Funds – Capital California Core Municipal Fund
Fund Name : Capital Private Client Services Funds – Capital California Short-Term Municipal Fund
Fund Name : Capital Private Client Services Funds – Capital Core Bond Fund

Reporting Period: July 01, 2009 - June 30, 2010

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS
(Registrant)

By /s/ Michael D. Beckman
Michael D. Beckman, President and Principal Executive Officer

Date: August 26, 2010